Income Taxes - Summary of Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (261)	$ (3)	$ (264)	$ (6)
Effective tax rate	2.00%	0.00%	(2.00%)	0.00%
Norwegian Tonnage Tax Regime [Member]
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (258)		$ (258)
UK tax
Income Tax Rate Reconciliation
Income tax benefit (expense)	$ (3)	$ (3)	$ (6)	$ (6)